Offerings - Offering: 1	Jan. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit	1.64
Maximum Aggregate Offering Price	$ 41,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,662.10
Offering Note	Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional shares of common stock, par value $0.0001 per share (“common stock”) of SunPower Inc. (the “Company”) as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Includes 25,000,000 shares of common stock that the Company may elect, in its sole discretion, to issue and sell to White Lion Capital, LLC (“White Lion”) pursuant to the Common Stock Purchase Agreement, dated July 16, 2024, as amended on July 24, 2024, July 1, 2025, and January 12, 2026 (the “White Lion Purchase Agreement”).

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of Common Stock on the Nasdaq Stock Market on January 8, 2026. This calculation is in accordance with Rule 457(c) of the Securities Act.